Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Reserve of returned products	$ 308,706		$ 308,706		$ 112,339	$ 45,410
Federally insured limit	250,000		250,000		250,000	250,000
Fair value of the derivative liabilities	(4,181,874)		(6,811,926)		2,545,918
Intangible assets	$ 1,437,174		1,437,174
Fair Value, Inputs, Level 2 [Member]
Fair value of the derivative liabilities			$ 4,092,050		$ 7,415,000
United States [Member]
Concentration risks percentage	3.30%	6.00%	3.60%	4.00%	2.20%	1.00%
Sales Revenue, Net [Member]
Concentration risks percentage		10.00%	10.00%		10.00%	10.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration risks percentage	29.40%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentration risks percentage	10.30%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risks percentage			12.10%
Accounts Receivable [Member] | Customer One [Member]
Concentration risks percentage			26.50%		17.10%
Accounts Receivable [Member] | One Customer [Member]
Concentration risks percentage						18.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risks percentage			13.70%		14.80%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risks percentage					14.50%
Accounts Receivable [Member] | Customer Four [Member]
Concentration risks percentage					14.30%
Options [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares			$ 3,000,000	$ 3,000,000
Warrants [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares			$ 13,783,140